Document and Entity Information - shares	3 Months Ended
	Apr. 30, 2015	Jul. 27, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Gawk Inc.
Entity Central Index Key	0001546392
Document Type	10-Q
Amendment Flag	true
Amendment Description

The purpose of this Amendment to the Registrant’s Quarterly Report on Form 10-Q/A for the period ended April 30, 2015 (the “10-Q/A”) is to furnish Exhibit 101 to the Form 10-Q as required by Rule 405 of Regulation S-T.

Users of this data are advised that pursuant to Rule 406T of Regulation S-T these interactive data files are deemed not filed or part of a registration statement or prospectus for purposes of sections 11 or 12 of the Securities Act of 1933, are deemed not filed for purposes of section 18 of the Securities and Exchange Act of 1934, and otherwise are not subject to liability under those sections. No other changes have been made to the Form 10-Q other than those described herein.

No other changes have been made to the 10-Q/A and this amendment has not been updated to reflect events occurring subsequent to the filing of the 10-Q/A.

Current Fiscal Year End Date	--01-31
Document Period End Date	Apr. 30, 2015
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		180,079,156